UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2306

                             OPPENHEIMER GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 08/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Communications Equipment                                                   10.6%
--------------------------------------------------------------------------------
Computers & Peripherals                                                     7.9
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Internet Software & Services                                                7.3
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            7.2
--------------------------------------------------------------------------------
Biotechnology                                                               5.9
--------------------------------------------------------------------------------
Specialty Retail                                                            5.8
--------------------------------------------------------------------------------
Software                                                                    5.5
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    5.0
--------------------------------------------------------------------------------
Household Products                                                          4.0
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 4.0

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         4.4%
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EMC Corp.                                                                   3.6
--------------------------------------------------------------------------------
American International Group, Inc.                                          3.6
--------------------------------------------------------------------------------
Apple Computer, Inc.                                                        3.5
--------------------------------------------------------------------------------
Google, Inc., Cl. A                                                         2.9
--------------------------------------------------------------------------------
Corning, Inc.                                                               2.9
--------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                                2.9
--------------------------------------------------------------------------------
Monsanto Co.                                                                2.8
--------------------------------------------------------------------------------
Staples, Inc.                                                               2.8
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                  2.3

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

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                           8 | OPPENHEIMER GROWTH FUND

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SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

     Information Technology                                              37.8%

        Communications Equipment                                         10.6

        Computers & Peripherals                                           7.9

        Internet Software & Services                                      7.4

        Software                                                          5.5

        Semiconductors & Semiconductor Equipment                          5.0

        IT Services                                                       1.4

     Health Care                                                         18.6

     Consumer Discretionary                                              15.6

     Financials                                                           8.7

     Consumer Staples                                                     6.8

     Energy                                                               5.3

     Industrials                                                          3.6

     Materials                                                            2.8

     Telecommunication Services                                           0.8

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of common stocks.

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                           9 | OPPENHEIMER GROWTH FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Despite a challenging period for growth stocks, the Fund produced a net positive return but trailed its benchmark, the S&P 500 Index. We attribute this underperformance to two significant structural issues. First, the growth style of investing fell out of favor as investors flocked to high performing commodity based companies. Second, technology stocks, a sector in which the Fund maintains an overweighted position, outperformed fundamentals and experienced intense volatility. This, in return, produced exaggerated effects on stocks, with some stocks up or down 20-40% in a very short time frame. In contrast to the Fund's overall modest returns, the Fund benefited from positive performance generated by individual securities within the materials, technology, healthcare and consumer staples sectors.

      Over the period, investors' intense interest in commodity-based companies, which many argue are currently benefiting from the growing power of China and India, dominated the market. Money that could have flowed into growth type companies was being diverted to commodity-based companies, which resulted in less long-term investment capital flowing into growth stocks. And since the Fund's fundamental investment style and strategy minimize owning these types of investments, it clearly was at a disadvantage over the period. However, we believe by investing in companies that have a structural advantage, and are not in a commodity business, it will benefit the Fund over the long-term.

      The technology sector proved to be the other significant detractor from overall performance. This sector, particularly in the second half of the period, was plagued by volatility caused by seasonal investors taking stock prices to extreme levels along with market fears over inflation and rising interest rates.

      Among the stocks that detracted most from performance were Microsoft Corp., EMC Corp. and eBay, Inc. Microsoft, which we sold, suffered as investors struggled to understand its future business plans along with more delays of its Vista, an upgrade to Windows, launch. EMC Corp., a maker of data-storage systems, experienced a slight shortfall in the second quarter but because of intense market volatility, we believe this shortfall resulted in an overly negative decline for the stock. Lastly, eBay, Inc. underperformed due to negative market reaction to its expanded business model.

      Additional performance detractors included securities within the financials and consumer discretionary sectors as well as any stock caught up in the options scandal. Within financials, Legg Mason, Inc., suffered due to concerns over the integration of a recent acquisition. In consumer discretionary, specialty-retailing stocks declined as investors' concern grew over an anticipated slowdown in consumer spending. Among the performance


                          10 | OPPENHEIMER GROWTH FUND
detractors were Williams-Sonoma, Inc., Chico's FAS, Inc., and Urban Outfitters, Inc. However, this weak performance was slightly offset by the strong performance generated by Staples, Inc., Starbucks Corp. and Kohl's Corp.

      On the positive side, the Fund benefited from individual holdings within the materials, technology, healthcare and consumer staples sectors. The best performing stock within the materials sector was Monsanto Co., an agricultural company with strong patent protection. Monsanto's earnings growth and stock performance continued to excel as the company successfully maintained its competitive advantage in the seed business. Within technology, despite its decline since January, Apple Computer, Inc.'s overall contribution was positive primarily due to a put position we established in the second half of the period. Internet search leader, Google, Inc., gained as the company's advertising revenues continued to grow. And Cisco Systems, Inc., which has recently experienced a turnaround due to strong quarterly performance, benefited the Fund.

      Strong stock selection proved to be the chief contributor to performance within healthcare, with Varian Medical Systems, Inc., excelling the most. The market defensive consumer staples sector proved to be an area of strength for the Fund. Top contributors included Colgate-Palmolive Co., Procter & Gamble Co.
(The), and PepsiCo, Inc., all of which benefited from stable earnings during turbulent market conditions.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2006. In the case of Class A, Class B, Class C and Class Y shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          11 | OPPENHEIMER GROWTH FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Growth Fund (Class A)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Growth
                        Fund (Class A)         S&P 500 Index
08/31/1996                   9,425                10,000
11/30/1996                  10,670                11,673
02/28/1997                  11,070                12,252
05/31/1997                  11,741                13,211
08/31/1997                  12,726                14,062
11/30/1997                  12,560                15,001
02/28/1998                  13,356                16,539
05/31/1998                  13,520                17,261
08/31/1998                  11,248                15,204
11/30/1998                  13,245                18,553
02/28/1999                  13,991                19,807
05/31/1999                  14,554                20,892
08/31/1999                  15,678                21,257
11/30/1999                  17,814                22,429
02/29/2000                  23,831                22,129
05/31/2000                  20,488                23,079
08/31/2000                  26,198                24,723
11/30/2000                  17,995                21,482
02/28/2001                  15,794                20,316
05/31/2001                  14,742                20,645
08/31/2001                  13,132                18,697
11/30/2001                  13,424                18,858
02/28/2002                  12,801                18,384
05/31/2002                  12,394                17,788
08/31/2002                  10,930                15,334
11/30/2002                  10,560                15,745
02/28/2003                   9,737                14,216
05/31/2003                  10,998                16,353
08/31/2003                  11,554                17,183
11/30/2003                  11,576                18,120
02/29/2004                  12,177                19,689
05/31/2004                  12,182                19,350
08/31/2004                  11,215                19,149
11/30/2004                  12,082                20,447
02/28/2005                  11,924                21,061
05/31/2005                  12,394                20,942
08/31/2005                  12,882                21,553
11/30/2005                  13,614                22,173
02/28/2006                  14,125                22,829
05/31/2006                  13,194                22,750
08/31/2006                  13,045                23,465

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year -4.56%   5-Year -1.31%   10-Year 2.69%


                          12 | OPPENHEIMER GROWTH FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Growth Fund (Class B)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Growth
                        Fund (Class B)         S&P 500 Index
08/31/1996                  10,000                10,000
11/30/1996                  11,296                11,673
02/28/1997                  11,697                12,252
05/31/1997                  12,382                13,211
08/31/1997                  13,393                14,062
11/30/1997                  13,192                15,001
02/28/1998                  14,001                16,539
05/31/1998                  14,143                17,261
08/31/1998                  11,743                15,204
11/30/1998                  13,801                18,553
02/28/1999                  14,548                19,807
05/31/1999                  15,103                20,892
08/31/1999                  16,237                21,257
11/30/1999                  18,412                22,429
02/29/2000                  24,582                22,129
05/31/2000                  21,096                23,079
08/31/2000                  26,924                24,723
11/30/2000                  18,456                21,482
02/28/2001                  16,169                20,316
05/31/2001                  15,062                20,645
08/31/2001                  13,393                18,697
11/30/2001                  13,665                18,858
02/28/2002                  13,005                18,384
05/31/2002                  12,568                17,788
08/31/2002                  11,072                15,334
11/30/2002                  10,697                15,745
02/28/2003                   9,864                14,216
05/31/2003                  11,141                16,353
08/31/2003                  11,704                17,183
11/30/2003                  11,727                18,120
02/29/2004                  12,336                19,689
05/31/2004                  12,340                19,350
08/31/2004                  11,361                19,149
11/30/2004                  12,240                20,447
02/28/2005                  12,079                21,061
05/31/2005                  12,555                20,942
08/31/2005                  13,050                21,553
11/30/2005                  13,791                22,173
02/28/2006                  14,308                22,829
05/31/2006                  13,366                22,750
08/31/2006                  13,214                23,465

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year -4.66%   5-Year -1.38%   10-Year 2.83%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          13 | OPPENHEIMER GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Growth Fund (Class C)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Growth
                        Fund (Class C)         S&P 500 Index
08/31/1996                  10,000                10,000
11/30/1996                  11,296                11,673
02/28/1997                  11,697                12,252
05/31/1997                  12,382                13,211
08/31/1997                  13,393                14,062
11/30/1997                  13,192                15,001
02/28/1998                  14,001                16,539
05/31/1998                  14,145                17,261
08/31/1998                  11,742                15,204
11/30/1998                  13,800                18,553
02/28/1999                  14,547                19,807
05/31/1999                  15,106                20,892
08/31/1999                  16,236                21,257
11/30/1999                  18,414                22,429
02/29/2000                  24,588                22,129
05/31/2000                  21,097                23,079
08/31/2000                  26,930                24,723
11/30/2000                  18,461                21,482
02/28/2001                  16,173                20,316
05/31/2001                  15,066                20,645
08/31/2001                  13,395                18,697
11/30/2001                  13,667                18,858
02/28/2002                  13,008                18,384
05/31/2002                  12,569                17,788
08/31/2002                  11,065                15,334
11/30/2002                  10,664                15,745
02/28/2003                   9,815                14,216
05/31/2003                  11,060                16,353
08/31/2003                  11,600                17,183
11/30/2003                  11,600                18,120
02/29/2004                  12,173                19,689
05/31/2004                  12,149                19,350
08/31/2004                  11,161                19,149
11/30/2004                  12,001                20,447
02/28/2005                  11,819                21,061
05/31/2005                  12,254                20,942
08/31/2005                  12,712                21,553
11/30/2005                  13,404                22,173
02/28/2006                  13,877                22,829
05/31/2006                  12,932                22,750
08/31/2006                  12,760                23,465

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year -0.62%   5-Year -0.97%   10-Year 2.47%


                          14 | OPPENHEIMER GROWTH FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Growth Fund (Class N)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Growth
                         Fund (Class N)        S&P 500 Index
03/01/2001                  10,000                10,000
05/31/2001                   9,246                10,162
08/31/2001                   8,231                 9,203
11/30/2001                   8,406                 9,283
02/28/2002                   8,011                 9,049
05/31/2002                   7,752                 8,756
08/31/2002                   6,823                 7,548
11/30/2002                   6,670                 7,750
02/28/2003                   6,152                 6,998
05/31/2003                   6,940                 8,050
08/31/2003                   7,288                 8,458
11/30/2003                   7,296                 8,919
02/29/2004                   7,667                 9,692
05/31/2004                   7,661                 9,524
08/31/2004                   7,049                 9,426
11/30/2004                   7,587                10,065
02/28/2005                   7,482                10,367
05/31/2005                   7,769                10,308
08/31/2005                   8,068                10,609
11/30/2005                   8,518                10,914
02/28/2006                   8,829                11,237
05/31/2006                   8,239                11,198
08/31/2006                   8,139                11,550

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year -0.12%   5-Year -0.22%   Since Inception (3/1/01) -3.67%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          15 | OPPENHEIMER GROWTH FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Growth Fund (Class Y)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Growth
                        Fund (Class Y)         S&P 500 Index
08/31/1996                  10,000                10,000
11/30/1996                  11,327                11,673
02/28/1997                  11,758                12,252
05/31/1997                  12,478                13,211
08/31/1997                  13,536                14,062
11/30/1997                  13,369                15,001
02/28/1998                  14,225                16,539
05/31/1998                  14,412                17,261
08/31/1998                  11,996                15,204
11/30/1998                  14,134                18,553
02/28/1999                  14,938                19,807
05/31/1999                  15,546                20,892
08/31/1999                  16,764                21,257
11/30/1999                  19,058                22,429
02/29/2000                  25,507                22,129
05/31/2000                  21,947                23,079
08/31/2000                  28,090                24,723
11/30/2000                  19,297                21,482
02/28/2001                  16,948                20,316
05/31/2001                  15,835                20,645
08/31/2001                  14,109                18,697
11/30/2001                  14,442                18,858
02/28/2002                  13,779                18,384
05/31/2002                  13,351                17,788
08/31/2002                  11,781                15,334
11/30/2002                  11,378                15,745
02/28/2003                  10,503                14,216
05/31/2003                  11,864                16,353
08/31/2003                  12,471                17,183
11/30/2003                  12,500                18,120
02/29/2004                  13,157                19,689
05/31/2004                  13,166                19,350
08/31/2004                  12,126                19,149
11/30/2004                  13,074                20,447
02/28/2005                  12,909                21,061
05/31/2005                  13,424                20,942
08/31/2005                  13,959                21,553
11/30/2005                  14,756                22,173
02/28/2006                  15,315                22,829
05/31/2006                  14,318                22,750
08/31/2006                  14,163                23,465

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/06

1-Year 1.46%   5-Year 0.08%   10-Year 3.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          16 | OPPENHEIMER GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/15/73. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion, and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                          17 | OPPENHEIMER GROWTH FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          18 | OPPENHEIMER GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                          19 | OPPENHEIMER GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                         BEGINNING   ENDING      EXPENSES
                                         ACCOUNT     ACCOUNT     PAID DURING
                                         VALUE       VALUE       6 MONTHS ENDED
                                         (3/1/06)    (8/31/06)   AUGUST 31, 2006
--------------------------------------------------------------------------------
Class A Actual                           $1,000.00   $  923.50   $      5.69
--------------------------------------------------------------------------------
Class A Hypothetical                      1,000.00    1,019.31          5.97
--------------------------------------------------------------------------------
Class B Actual                            1,000.00      919.50         10.07
--------------------------------------------------------------------------------
Class B Hypothetical                      1,000.00    1,014.77         10.57
--------------------------------------------------------------------------------
Class C Actual                            1,000.00      919.50         10.07
--------------------------------------------------------------------------------
Class C Hypothetical                      1,000.00    1,014.77         10.57
--------------------------------------------------------------------------------
Class N Actual                            1,000.00      921.90          7.49
--------------------------------------------------------------------------------
Class N Hypothetical                      1,000.00    1,017.44          7.86
--------------------------------------------------------------------------------
Class Y Actual                            1,000.00      924.80          4.67
--------------------------------------------------------------------------------
Class Y Hypothetical                      1,000.00    1,020.37          4.90

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2006 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Class A                    1.17%
------------------------------------
Class B                    2.07
------------------------------------
Class C                    2.07
------------------------------------
Class N                    1.54
------------------------------------
Class Y                    0.96

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                          20 | OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS  August 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Autoliv, Inc.                                          215,400   $   12,174,408
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Panera Bread Co.,
Cl. A 1                                                109,800        5,698,620
--------------------------------------------------------------------------------
Starbucks Corp. 1                                      386,300       11,979,163
                                                                 ---------------
                                                                     17,677,783

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Harman International Industries, Inc.                  148,900       12,078,768
--------------------------------------------------------------------------------
MEDIA--1.3%
Comcast Corp., Cl. A 1                                 436,200       15,267,000
--------------------------------------------------------------------------------
MULTILINE RETAIL--2.4%
Kohl's Corp. 1                                         187,400       11,714,374
--------------------------------------------------------------------------------
Target Corp.                                           378,000       18,291,420
                                                                 ---------------
                                                                     30,005,794

--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.8%
Chico's FAS, Inc. 1                                    403,500        7,440,540
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                      586,700       15,876,102
--------------------------------------------------------------------------------
Staples, Inc.                                        1,529,500       34,505,520
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                               372,400        5,842,956
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                  272,700        8,033,742
                                                                 ---------------
                                                                     71,698,860

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.7%
Nike, Inc., Cl. B                                      214,700       17,339,172
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                267,100       15,756,229
                                                                 ---------------
                                                                     33,095,401

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.8%
--------------------------------------------------------------------------------
BEVERAGES--1.8%
PepsiCo, Inc.                                          346,900       22,645,632
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Whole Foods Market, Inc.                               234,400       12,568,528
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.0%
Colgate-Palmolive Co.                                  343,500       20,561,910

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS Continued
Procter & Gamble Co. (The)                             455,950   $   28,223,305
                                                                 ---------------
                                                                     48,785,215

--------------------------------------------------------------------------------
ENERGY--5.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.0%
Halliburton Co.                                        553,000       18,038,860
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                         244,300       15,952,790
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      240,100       14,718,130
                                                                 ---------------
                                                                     48,709,780

--------------------------------------------------------------------------------
OIL & GAS--1.3%
Apache Corp.                                           160,800       10,497,024
--------------------------------------------------------------------------------
Hess Corp.                                             120,300        5,507,334
                                                                 ---------------
                                                                     16,004,358

--------------------------------------------------------------------------------
FINANCIALS--8.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.7%
Goldman Sachs Group, Inc. (The)                         81,200       12,070,380
--------------------------------------------------------------------------------
Legg Mason, Inc.                                       223,800       20,423,988
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp.                            718,800       12,593,376
                                                                 ---------------
                                                                     45,087,744

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
SLM Corp.                                               96,300        4,673,439
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Chicago Mercantile Exchange (The)                       27,400       12,056,000
--------------------------------------------------------------------------------
INSURANCE--3.6%
American International Group, Inc.                     698,700       44,591,034
--------------------------------------------------------------------------------
HEALTH CARE--18.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--5.9%
Celgene Corp. 1                                        314,800       12,809,212
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      260,200       21,471,704
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                     247,000       16,358,810
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                245,300       15,552,020


                          21 | OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
PDL BioPharma, Inc. 1                                  334,000   $    6,579,800
                                                                 ---------------
                                                                     72,771,546

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.2%
Alcon, Inc.                                            175,000       20,613,250
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                                      180,800       13,592,544
--------------------------------------------------------------------------------
Fisher Scientific International, Inc. 1                135,200       10,576,696
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      151,500        7,364,415
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                         667,400       35,572,420
                                                                 ---------------
                                                                     87,719,325

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Medco Health Solutions, Inc. 1                         137,600        8,719,712
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               428,500       22,260,575
                                                                 ---------------
                                                                     30,980,287

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.0%
Novartis AG, ADR                                       425,800       24,321,696
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR     364,000       12,652,640
                                                                 ---------------
                                                                     36,974,336

--------------------------------------------------------------------------------
INDUSTRIALS--3.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
General Dynamics Corp.                                 147,400        9,956,870
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
UTi Worldwide, Inc.                                    421,900        9,724,795
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Rockwell Automation, Inc.                              214,100       12,070,958
--------------------------------------------------------------------------------
MACHINERY--1.0%
Oshkosh Truck Corp.                                    251,400       12,997,380
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--37.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--10.6%
Cisco Systems, Inc. 1                                2,445,200       53,769,948
--------------------------------------------------------------------------------
Corning, Inc. 1                                      1,613,000       35,873,120

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
F5 Networks, Inc. 1                                    218,100   $   10,924,629
--------------------------------------------------------------------------------
Motorola, Inc.                                         805,000       18,820,900
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         271,000       10,208,570
                                                                 ---------------
                                                                    129,597,167

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.9%
Apple Computer, Inc. 1                                 634,900       43,077,965
--------------------------------------------------------------------------------
EMC Corp. 1                                          3,832,800       44,652,120
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                              252,400        8,642,176
                                                                 ---------------
                                                                     96,372,261

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.3%
Aquantive, Inc. 1                                      220,300        5,463,440
--------------------------------------------------------------------------------
eBay, Inc. 1                                           844,700       23,533,342
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                   95,300       36,073,909
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                         872,700       25,151,214
                                                                 ---------------
                                                                     90,221,905

--------------------------------------------------------------------------------
IT SERVICES--1.4%
Cognizant Technology Solutions Corp. 1                 250,200       17,491,482
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
ASML Holding NV 1                                      631,000       13,919,860
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                908,500       26,746,240
--------------------------------------------------------------------------------
International Rectifier Corp. 1                         83,900        2,961,670
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                        239,700        4,197,147
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                433,300       14,121,247
                                                                 ---------------
                                                                     61,946,164

--------------------------------------------------------------------------------
SOFTWARE--5.5%
Adobe Systems, Inc. 1                                  369,500       11,986,580
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                       390,700       13,580,732
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                476,800       24,302,496
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                         304,100        8,076,896
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                        431,500       10,028,060
                                                                 ---------------
                                                                     67,974,764


                          22 | OPPENHEIMER GROWTH FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--2.8%
--------------------------------------------------------------------------------
CHEMICALS--2.8%
Monsanto Co.                                           731,200   $   34,688,128
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
NeuStar, Inc., Cl. A 1                                 350,200        9,882,644
                                                                 ---------------
Total Common Stocks
(Cost $1,118,615,377)                                             1,228,489,756

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
--------------------------------------------------------------------------------
Undivided interest of 0.07% in joint repurchase
agreement (Principal Amount/Value $1,235,729,000,
with a maturity value of $1,235,908,181) with UBS
Warburg LLC, 5.22%, dated 8/31/06, to be repurchased
at $912,132 on 9/1/06, collateralized by Federal
National Mortgage Assn., 6%-7%, 3/1/36-8/1/36,
with a value of $1,262,388,232 (Cost $912,000)       $ 912,000   $      912,000

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,119,527,377)                                    100.0%  $1,229,401,756
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      0.0         (423,264)
                                                     ---------------------------
NET ASSETS                                               100.0%  $1,228,978,492
                                                     ===========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          23 | OPPENHEIMER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,119,527,377)--see accompanying statement of investments                       $ 1,229,401,756
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                 654,083
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                   3,639,833
Interest and dividends                                                                                               494,009
Shares of beneficial interest sold                                                                                   452,783
Other                                                                                                                 78,995
                                                                                                             ----------------
Total assets                                                                                                   1,234,721,459

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                             2,489,512
Investments purchased                                                                                              1,881,836
Distribution and service plan fees                                                                                   466,177
Trustees' compensation                                                                                               344,911
Transfer and shareholder servicing agent fees                                                                        291,802
Shareholder communications                                                                                           200,413
Other                                                                                                                 68,316
                                                                                                             ----------------
Total liabilities                                                                                                  5,742,967

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                   $ 1,228,978,492
                                                                                                             ================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                   $        43,281
-----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                     1,662,962,229
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                     (339,260)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                    (543,562,137)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                       109,874,379
                                                                                                             ----------------
NET ASSETS                                                                                                   $ 1,228,978,492
                                                                                                             ================


                          24 | OPPENHEIMER GROWTH FUND

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares:

Net asset value and redemption price per share (based on net assets
of $949,432,662 and 32,882,441 shares of beneficial interest outstanding)                                    $         28.87
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                  $         30.63
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $154,550,785 and 5,882,711 shares of beneficial interest outstanding)                                     $         26.27
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $70,193,308 and 2,626,302 shares of beneficial interest outstanding)                                      $         26.73
-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $13,455,119 and 470,741 shares of beneficial interest outstanding)                                        $         28.58
-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets
of $41,346,618 and 1,419,043 shares of beneficial interest outstanding)                                      $         29.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | OPPENHEIMER GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $135,817)                                                     $     9,052,800
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                             231,484
-----------------------------------------------------------------------------------------------------------------------------
Other income                                                                                                         127,726
                                                                                                             ----------------
Total investment income                                                                                            9,412,010

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                    9,002,178
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                            2,386,409
Class B                                                                                                            1,821,333
Class C                                                                                                              747,764
Class N                                                                                                               69,738
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                            2,446,822
Class B                                                                                                              648,074
Class C                                                                                                              279,777
Class N                                                                                                               53,763
Class Y                                                                                                              164,186
-----------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                              343,738
Class B                                                                                                              137,728
Class C                                                                                                               35,223
Class N                                                                                                                3,722
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                           13,902
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                 62,185
                                                                                                             ----------------
Total expenses                                                                                                    18,216,542
Less waivers and reimbursements of expenses                                                                         (132,004)
                                                                                                             ----------------
Net expenses                                                                                                      18,084,538

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                               (8,672,528)

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                                  90,446,288
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                             (63,673,581)

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $    18,100,179
                                                                                                             ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                                                 2006              2005
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $    (8,672,528)  $      (773,436)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               90,446,288        38,192,502
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                          (63,673,581)      156,753,095
                                                                                           ----------------------------------
Net increase in net assets resulting from operations                                            18,100,179       194,172,161

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions:
Class A                                                                                        (89,018,731)     (198,124,572)
Class B                                                                                        (41,644,116)      (45,151,513)
Class C                                                                                         (3,340,059)      (11,796,834)
Class N                                                                                           (580,823)         (871,228)
Class Y                                                                                        (15,398,455)      (16,915,611)

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                (131,882,005)      (78,687,597)
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          1,360,860,497     1,439,548,094
                                                                                           ----------------------------------
End of period (including accumulated net investment loss
of $339,260 and $426,443, respectively)                                                    $ 1,228,978,492   $ 1,360,860,497
                                                                                           ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                       2006           2005            2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    28.51     $    24.82      $    25.57    $    24.19    $    29.20
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.14) 1         .03 1,2        (.14)         (.15)         (.13)
Net realized and unrealized gain (loss)                  .50           3.66            (.61)         1.53         (4.74)
                                                  -----------------------------------------------------------------------
Total from investment operations                         .36           3.69            (.75)         1.38         (4.87)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --              --            --          (.14)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    28.87     $    28.51      $    24.82    $    25.57    $    24.19
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      1.26%         14.87%          (2.93)%        5.70%       (16.77)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  949,432     $1,024,199      $1,074,312    $1,165,627    $1,173,027
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,034,644     $1,061,402      $1,178,435    $1,095,830    $1,430,735
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           (0.48)%         0.11% 2        (0.59)%       (0.69)%       (0.54)%
Total expenses                                          1.17%          1.19%           1.18%         1.22%         1.31%
Expenses after payments and waivers
and reduction to custodian expenses                     1.16%          1.15%           1.18%         1.22%         1.31%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   63%            72%            104%           82%           60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.15 and 0.58%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER GROWTH FUND

CLASS B     YEAR ENDED AUGUST 31,                     2006         2005           2004        2003        2002
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  26.18     $  22.98       $  23.90    $  22.80    $  27.60
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.37) 1      (.19) 1,2      (.71)       (.58)       (.54)
Net realized and unrealized gain (loss)                .46         3.39           (.21)       1.68       (4.26)
                                                  --------------------------------------------------------------
Total from investment operations                       .09         3.20           (.92)       1.10       (4.80)
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --             --          --          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  26.27     $  26.18       $  22.98    $  23.90    $  22.80
                                                  ==============================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    0.34%       13.93%         (3.85)%      4.83%     (17.39)%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $154,551     $193,897       $212,774    $270,715    $317,725
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $182,464     $201,613       $254,295    $276,668    $415,965
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.36)%      (0.76)% 2      (1.51)%     (1.52)%     (1.30)%
Total expenses                                        2.10%        2.15%          2.24%       2.29%       2.08%
Expenses after payments and waivers
and reduction to custodian expenses                   2.07%        2.03%          2.11%       2.06%       2.08%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 63%          72%           104%         82%         60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.14 and 0.58%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED AUGUST 31,                    2006        2005          2004       2003       2002
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 26.63     $ 23.38       $ 24.30    $ 23.18    $ 28.06
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.38) 1     (.19) 1,2     (.37)      (.36)      (.43)
Net realized and unrealized gain (loss)               .48        3.44          (.55)      1.48      (4.45)
                                                  ---------------------------------------------------------
Total from investment operations                      .10        3.25          (.92)      1.12      (4.88)
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --          --            --         --         --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 26.73     $ 26.63       $ 23.38    $ 24.30    $ 23.18
                                                  =========================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   0.38%      13.90%        (3.79)%     4.83%    (17.39)%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $70,193     $73,277       $75,459    $77,548    $75,229
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $74,881     $73,785       $83,103    $72,165    $93,082
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                 (1.36)%     (0.76)% 2     (1.47)%    (1.52)%    (1.31)%
Total expenses                                       2.09%       2.12%         2.16%      2.22%      2.08%
Expenses after payments and waivers
and reduction to custodian expenses                  2.05%       2.01%         2.07%      2.06%      2.08%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                63%         72%          104%        82%        60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.14 and 0.58%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER GROWTH FUND

CLASS N     YEAR ENDED AUGUST 31,                       2006           2005             2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    28.33     $    24.75       $    25.59    $    23.99    $    29.13
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.25) 1        (.07) 1,2        (.27)         (.04)         (.13) 1
Net realized and unrealized gain (loss)                  .50           3.65             (.57)         1.64         (4.78) 1
                                                  -------------------------------------------------------------------------
Total from investment operations                         .25           3.58             (.84)         1.60         (4.91)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --               --            --          (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    28.58     $    28.33       $    24.75    $    25.59    $    23.99
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      0.88%         14.47%           (3.28)%        6.67%       (17.00)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   13,455     $   13,892       $   12,998    $    7,766    $    2,243
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   13,975     $   13,546       $   11,987    $    5,016    $    1,623
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                    (0.85)%        (0.25)% 2        (0.94)%       (0.39)%       (0.90)%
Total expenses                                          1.58%          1.68%            1.70%         1.33%         1.57%
Expenses after payments and waivers
and reduction to custodian expenses                     1.53%          1.51%            1.53%         1.23%         1.57%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   63%            72%             104%           82%           60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.15 and 0.58%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED AUGUST 31,                       2006           2005             2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    28.72     $    24.95       $    25.66    $    24.24    $    29.27
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.08) 1         .08 1,2         (.10)         (.12)         (.06)
Net realized and unrealized gain (loss)                  .50           3.69             (.61)         1.54         (4.73)
                                                  -------------------------------------------------------------------------
Total from investment operations                         .42           3.77             (.71)         1.42         (4.79)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --               --            --          (.24)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    29.14     $    28.72       $    24.95    $    25.66    $    24.24
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      1.46%         15.11%           (2.77)%        5.86%       (16.50)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   41,347     $   55,595       $   64,005    $   66,121    $   66,769
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   54,038     $   60,275       $   68,569    $   61,965    $   81,127
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           (0.26)%         0.31% 2         (0.40)%       (0.55)%       (0.25)%
Total expenses                                          0.97%          1.03%            1.01%         1.17%         1.13%
Expenses after payments and waivers
and reduction to custodian expenses                     0.96%          0.98%            1.01%         1.08%         1.02%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   63%            72%             104%           82%           60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.15 and 0.58%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          32 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are


                          33 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                          34 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $--                        $--           $542,674,006         $108,149,943

1. As of August 31, 2006, the Fund had $539,505,177 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2006, details of the capital loss carryforwards were as follows:

                          EXPIRING
                          --------------------------
                          2010         $ 216,605,741
                          2011           322,899,436 a
                                       -------------
                          Total        $ 539,505,177
                                       =============

      a. Includes $117,296 of capital loss carryforwards acquired in the November 6, 2003 merger of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund. Includes $719,068 of capital loss carryforwards acquired in the October 16, 2003 merger of Oppenheimer Select Managers Jennison Growth Fund.

2. The Fund had $3,168,829 of straddle losses which were deferred.

3. During the fiscal year ended August 31, 2006, the Fund utilized $91,288,851 of capital loss carryforward to offset capital gains realized in that fiscal year. b

      b. Includes $1,579,207 of capital loss carryforwards acquired in the September 18, 2003 merger of Oppenheimer Trinity Large Cap Growth Fund. Includes $339,688 of capital loss carryforwards acquired in the October 12, 2001 merger of Oppenheimer Trinity Growth Fund.

4. During the fiscal year ended August 31, 2005, the Fund utilized $37,586,833 of capital loss carryforward to offset capital gains realized in that fiscal year. c

      c. Includes $213,059 of capital loss carryforwards acquired in the November 6, 2003 merger of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund.

            Includes $719,068 of capital loss carryforwards acquired in the October 16, 2003 merger of Oppenheimer Select Managers Jennison Growth Fund.

            Includes $1,579,207 of capital loss carryforwards acquired in the September 18, 2003 merger of Oppenheimer Trinity Large Cap Growth Fund.

            Includes $339,688 of capital loss carryforwards acquired in the October 12, 2001 merger of Oppenheimer Trinity Growth Fund.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the


                          35 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                 REDUCTION TO       INCREASE TO
                                  ACCUMULATED   ACCUMULATED NET
             REDUCTION TO      NET INVESTMENT     REALIZED LOSS
             PAID-IN CAPITAL             LOSS    ON INVESTMENTS
             --------------------------------------------------
             $6,840,815            $8,759,711        $1,918,896

No distributions were paid during the years ended August 31, 2006 and August 31, 2005.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities   $ 1,121,251,813
                                              ===============
             Gross unrealized appreciation    $   167,675,092
             Gross unrealized depreciation        (59,525,149)
                                              ---------------
             Net unrealized appreciation      $   108,149,943
                                              ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2006, the Fund's projected benefit obligations were decreased by $73,863 and payments of $29,561 were made to retired trustees, resulting in an accumulated liability of $264,705 as of August 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                          36 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                          37 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                   YEAR ENDED AUGUST 31, 2006        YEAR ENDED AUGUST 31, 2005
                      SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold               4,547,599    $ 136,452,263        4,089,498    $ 108,776,676
Redeemed          (7,584,067)    (225,470,994)     (11,458,722)    (306,901,248)
                  --------------------------------------------------------------
Net decrease      (3,036,468)   $ (89,018,731)      (7,369,224)   $(198,124,572)
                  ==============================================================

--------------------------------------------------------------------------------
CLASS B
Sold               1,085,763    $  29,715,242        1,297,985    $  31,811,883
Redeemed          (2,610,358)     (71,359,358)      (3,148,523)     (76,963,396)
                  --------------------------------------------------------------
Net decrease      (1,524,595)   $ (41,644,116)      (1,850,538)   $ (45,151,513)
                  ==============================================================

--------------------------------------------------------------------------------
CLASS C
Sold                 611,494    $  17,072,329          597,903    $  14,961,859
Redeemed            (737,072)     (20,412,388)      (1,074,017)     (26,758,693)
                  --------------------------------------------------------------
Net decrease        (125,578)   $  (3,340,059)        (476,114)   $ (11,796,834)
                  ==============================================================

--------------------------------------------------------------------------------
CLASS N
Sold                 205,132    $   6,057,194          230,886    $   6,155,768
Redeemed            (224,725)      (6,638,017)        (265,824)      (7,026,996)
                  --------------------------------------------------------------
Net decrease         (19,593)   $    (580,823)         (34,938)   $    (871,228)
                  ==============================================================

--------------------------------------------------------------------------------
CLASS Y
Sold                 693,778    $  21,228,053          621,642    $  16,805,961
Redeemed          (1,210,614)     (36,626,508)      (1,250,827)     (33,721,572)
                  --------------------------------------------------------------
Net decrease        (516,836)   $ (15,398,455)        (629,185)   $ (16,915,611)
                  ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                             PURCHASES              SALES
         ----------------------------------------------------------------
         Investment securities           $ 844,361,137      $ 996,279,293

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:


                          38 | OPPENHEIMER GROWTH FUND

         FEE SCHEDULE
         ---------------------------------------------
         Up to $200 million of net assets        0.75%
         Next $200 million of net assets         0.72
         Next $200 million of net assets         0.69
         Next $200 million of net assets         0.66
         Next $700 million of net assets         0.60
         Next $1 billion of net assets           0.58
         Next $2 billion of net assets           0.56
         Over $4.5 billion of net assets         0.54

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2006, the Fund paid $3,561,966 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $10,671,568, $2,768,916 and $917,564, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                          39 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A        CLASS B        CLASS C        CLASS N
                        CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                      FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED          DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------------------
August 31, 2006   $     472,656  $       9,932  $     513,802  $      14,545  $       5,157

-------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2005, the Manager had voluntarily agreed to reduce its advisory fee rate for any quarter during the calendar year ending December 31, 2005, by 0.05% of the Fund's average daily net assets if the Fund's trailing one-year total return performance, measured at the end of the prior calendar quarter, was in the fourth or fifth quintile of the Fund's Lipper peer group. However, if the Fund's total return performance at the end of a subsequent calendar quarter had improved to the third or higher quintile of Fund's Lipper peer group, the advisory fee reduction would be terminated for the remainder of the calendar year. This advisory fee reduction was removed, based on the Fund's actual total return performance, effective October 1, 2005. During the year ended August 31, 2006, the Manager waived $55,879.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2006, OFS waived $44,515, $21,982, $5,811 and $3,817 for Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.


                          40 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          41 | OPPENHEIMER GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Growth Fund, including the statement of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Growth Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 16, 2006


                          42 | OPPENHEIMER GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          43 | OPPENHEIMER GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          44 | OPPENHEIMER GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT TRUSTEES              THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                  80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge company) (since January 2005); Attorney at Hogan &
Chairman of the Board             Hartson (law firm) (since June 1993); Director of Covanta Holding Corp. (waste-to-energy company)
of Trustees (since 2003),         (since 2002); Director of Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc.
Trustee (since 1993)              (1993-December 2002); Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-
Age: 75                           2001); Director of FMC Corporation (1993-2001). Oversees 43 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 65                           of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 43 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 53 portfolios in the OppenheimerFunds
Trustee (since 1993)              complex.
Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 1999)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 68                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew
                                  W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 43 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2004)              President and General Auditor of American Express Company (financial services company) (July
Age: 63                           1998-February 2003). Oversees 43 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since 2002);
Trustee (since 2002)              Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since January
Age: 54                           2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser)
                                  (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on
                                  Foreign Relations, the Investment Committee of the Episcopal Church of America, the Investment
                                  Committee and Board of Human Rights Watch and the Investment Committee of Historic Hudson Valley.
                                  Oversees 43 portfolios in the OppenheimerFunds complex.


                          45 | OPPENHEIMER GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (February 1972-October
Trustee (since 1985)              2005); Former Director of Prime Retail, Inc. (real estate investment trust), Dominion Energy Inc.
Age: 79                           (electric power and oil & gas producer), Lumberman's Mutual Casualty Company, American Motorists
                                  Insurance Company and American Manufacturers Mutual Insurance Company; Former President and Chief
                                  Executive Officer of The Conference Board, Inc. (international economic and business research).
                                  Oversees 43 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive
Trustee (since 1989)              recruiting) (since 1993); Life Trustee of International House (non-profit educational
Age: 74                           organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc.
                                  (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air
                                  Force (1954-1958). Oversees 43 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2005)              1996); Director of Lakes Environmental Association (since 1996); Member of the Investment
Age: 65                           Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of
                                  Fortis/Hartford mutual funds (1994-December 2001). Oversees 43 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing
Age: 58                           and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since
                                  1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and
                                  Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                  Director of PacifiCorp. (electric utility) (1995-1999). Oversees 43 portfolios in the
                                  OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Trustee (since 2005)              Special Value Opportunities Fund, LLC (registered investment company) (since September 2004);
Age: 63                           Member of Zurich Financial Investment Advisory Board (insurance) (since October 2004); Board of
                                  Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
                                  Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                                  Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                  2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm).
                                  Oversees 53 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                       YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                          46 | OPPENHEIMER GROWTH FUND

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President (since September
Trustee, President and            2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
Principal Executive Officer       and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) and
(since 2001)                      of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
Age: 57                           2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                                  2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services,
                                  Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                                  OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July
                                  2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                  Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of
                                  Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's
                                  Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                  2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                  (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                  Company (September 1999-August 2000); President, Chief Executive Officer and Director of MML Bay
                                  State Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                  Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                  Oversees 91 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. POIESZ, ZACK,
OF THE FUND                       GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                  10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                  CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

DAVID POIESZ,                     Senior Vice President of the Manager since June 2004; senior portfolio manager at Merrill Lynch.
Vice President and Portfolio      (October 2002-May 2004); founding partner of RiverRock Capital LLC, a hedge fund product; (April
Manager (since 2004)              1999-July 2001); portfolio manager at Jennison Associates (November 1992-March 1999). An officer
Age: 48                           of 5 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief          President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer                Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal
(since 2004)                      Audit of the Manager (1997-February 2004). An officer of 91 portfolios in the OppenheimerFunds
Age: 56                           complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial and Accounting          Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
Officer (since 1999)              Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds


                          47 | OPPENHEIMER GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED, Continued        plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and
                                  OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June
                                  2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                  1999),Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                  Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 91 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002); Manager/Financial Product Accounting
Assistant Treasurer               of the Manager (November 1998-July 2002). An officer of 91 portfolios in the OppenheimerFunds
(since 2004)                      complex.
Age: 36

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 36                           Services, Inc. (September 2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)            Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
Age: 58                           of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
                                  General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                  General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                  Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                  General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                  Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private
                                  Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                                  Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                  Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 91 portfolios in the
                                  OppenheimerFunds complex.


                          48 | OPPENHEIMER GROWTH FUND

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 38                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 91 portfolios in the
                                  OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 40                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 91 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2000-September 2004), Director (2000-September 2004) and Vice President (1998-2000) of
(since 2004)                      Merrill Lynch Investment Management. An officer of 91 portfolios in the OppenheimerFunds complex.
Age: 42

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          49 | OPPENHEIMER GROWTH FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $45,000 in fiscal 2006 and $45,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2006 and $132,059 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: filing form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $8,000 in fiscal 2006 and no such fees in 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $83,000 in fiscal 2006 and $137,059 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Growth Fund


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006


By:   /S/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006